FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Schedule of financial assets and liabilities measured at fair value on a recurring basis

	December 31, 2024
	Fair value measurements
	using input type
	Level 2	NAV
Marketable securities	$31,944	$—
Financial investments (see also Note 10d)	—	3,008
Financial assets related to foreign currency derivative hedging contracts	2,430	—

Total financial net assets as of December 31, 2024	$34,374	$3,008

	December 31, 2023
	Fair value measurements
	using input type
	Level 2	NAV
Marketable securities	$73,170	$—
Financial investments (see also Note 10d)	—	2,730
Financial assets related to foreign currency derivative hedging contracts	(461)	—

Total financial net assets as of December 31, 2024	$72,709	$2,730